12. Investments (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Revenues	R$ 56,635	R$ 49,388	R$ 44,634
Operating income	(459)	(203)	(576)
Net income for the year	836	1,284	857
FIC [Member]
Disclosure of associates [line items]
Revenues	1,207	969	988
Operating income	441	398	240
Net income for the year	263	218	139
Cnova N.V. [Member]
Disclosure of associates [line items]
Revenues	9,689	9,370	7,337
Operating income	(24)	(73)	(111)
Net income for the year	(288)	R$ (147)	R$ (406)
Tuya [Member]
Disclosure of associates [line items]
Revenues	698
Operating income	87
Net income for the year	R$ (14)